Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases, Operating [Abstract]
Operating Leases, Rent Expense, Net	$ 545	$ 882	$ 958